Subsequent Events (Details) - Subsequent Event [Member]	Apr. 29, 2019 USD ($) $ / shares shares
Subsequent events (Textual)
Gross proceeds | $	$ 5,900,000
Ordinary shares, shares | shares	1,181,033
Public offering price | $ / shares	$ 5.00